8. Notes Payable	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Notes Payable

NOTE 8 - NOTES PAYABLE

The following is a summary of notes payable as March 31, 2021 and 2020:

	As of	As of
	March 31,	March 31,
	2021	2020
Notes payable - current maturity:
Emry Capital $14,000, 4% loan with principal and interest due April, 2020	$–	$14,000
Note Payable PPP SBA Loan	15,600	–
SBA EIDL Loan	10,000	–
SBA Loan Payable B2Digital	97,200	–
Notes payable – in default:
Emry Capital $14,000, 4% loan with principal and interest due April, 2020	14,000	–
Notes payable – long term:
WLES LP LLC $60,000, 5% loan due January 15, 2022	30,000	60,000
Brian Cox 401K	12,882	21,970
SBA Loan (Hillcrest)	35,400	–
SBA Loan (One More Gym, LLC)	63,047	74,757
Total notes payable	278,129	170,727
Less: long-term	(105,929)	(156,727)
Total	$172,200	$14,000

On May 8, 2020, WLES LP LLC converted $30,000 of its $60,000 notes payable into 12,000,000 shares of common stock. As a result, the Company recorded a loss on settlement of debt in the amount of $18,281.

During the year ended March 31, 2021, the Company repaid $9,082 on its loan payable to Brian Cox 401K.

During the year ended March 31, 2021, the Company repaid $5,047 on its SBA Loan (One More Gym, LLC). The Government paid another $6,916 as part of COVID relief.

During year ended March 31, 2021, the bank forgave $6,949 in principal and $3,132 in accrued interest on its SBA Loan (One More Gym, LLC). As a result, the Company recorded $10,080 in gain on forgiveness of loan.

As of March 31, 2021, the Emry Capital note is in default. However, the note is not subject to any default provisions.